Other Liabilities, Provisions, Contingencies and Commitments - Litigation, etc. (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Aggregate amount claimed against company	$ 108,481
Capital Commitments	726	$ 432	$ 556
Brazil
Disclosure of financial liabilities [line items]
Tax contingencies amount	55,288
Litigation amount	10,721	$ 7,342	$ 10,471
Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Amount extraordinary benefit from revision of suspended tax credit	1,083
Coca-Cola FEMSA | ICMS
Disclosure of financial liabilities [line items]
Tax contingencies amount	8,573
Coca-Cola FEMSA | Tax credits
Disclosure of financial liabilities [line items]
Tax contingencies amount	30,821
Coca-Cola FEMSA | Federal taxes
Disclosure of financial liabilities [line items]
Tax contingencies amount	4,766
Coca-Cola FEMSA | Amortization of Goodwill
Disclosure of financial liabilities [line items]
Tax contingencies amount	8,549
Coca-Cola FEMSA | Liability Over The Operations of Third Party
Disclosure of financial liabilities [line items]
Tax contingencies amount	$ 2,579